6 INCOME TAXES (Details) - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015
Current:
Federal and state					$ (355,243)	$ 60,040
Foreign					96,357	0
Total current provision					(258,886)	60,040
Deferred:
Federal and state					(3,488,960)	(979,006)
Foreign					0	0
Valuation allowance					0	790,506
Total deferred benefit					(3,488,960)	(188,500)
Total provision (benefit) for income taxes	$ 0	$ 0	$ 0	$ 0	$ (3,747,846)	$ (128,460)